ASSET RETIREMENT OBLIGATION ("ARO") - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in asset retirement obligation
Balance, beginning of year	$ 114,662	$ 132,814
Change in estimates	14,709	48,419
Property acquisition and development activity	5,003	3,985
Divestments		(58,284)
Settlements	(14,999)	(17,401)
Government assistance		(1,744)
Accretion expense	6,077	6,873
Balance, end of year	$ 125,452	$ 114,662